Document and Entity Information	May 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001520697
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	Acadia Healthcare Company, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35331
Entity Tax Identification Number	45-2492228
Entity Address, Address Line One	6100 Tower Circle
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(615)
Local Phone Number	861-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ACHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false